Convertible Preferred Stock (Predecessor) (Details) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Convertible Preferred Stock (Predecessor)
Convertible preferred stock issuable in series, shares authorized		44,666,035
Convertible preferred stock issuable in series, par value	$ 0.0001	$ 0.0001